Consolidated Statements of Changes in Equity - USD ($)		Ordinary Shares [Member]		Additional Paid-in Capital [Member]	Reserve [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive Income [Member]	Noncontrolling Interest [Member]	Total
Balance at Dec. 31, 2017		$ 123,950,544	[1]	$ 15,814,328	$ 13,812,095	$ (172,395,246)	$ 24,201,766	$ 9,134,005	$ 14,517,492
Balance, shares at Dec. 31, 2017	[1]	6,705,193
Stock-based payment for consulting fee (Note 16)			[1]	33,899					33,899
Stock-based payment for consulting fee (Note 16), shares	[1]
Exercise of the stock options for consulting services (Note 16)		$ 70,268	[1]	(23,768)					46,500
Exercise of the stock options for consulting services (Note 16), shares	[1]	8,333
Issued common stock as a result of exercising stock options by employees (Note 16)		$ 626,184	[1]	(626,184)
Issued common stock as a result of exercising stock options by employees (Note 16), shares	[1]	79,834
Issued common stock in connection with the private placement (Note 16)		$ 1,500,000	[1]						1,500,000
Issued common stock in connection with the private placement (Note 16), shares	[1]	166,667
Allocation to reserve			[1]		232,174	(232,174)
Net (loss) income for the year			[1]			1,691,983		186,803	1,878,786
Foreign currency translation (loss) gain			[1]				(983,607)	26,228	(957,379)
Employee Stock Incentive			[1]	584,629					584,629
Employee Stock Incentive, shares	[1]
Balance at Dec. 31, 2018		$ 126,146,996	[1]	15,782,904	14,044,269	(170,935,437)	23,218,159	9,347,036	17,603,927
Balance, shares at Dec. 31, 2018	[1]	6,960,027
Shares issued for service		$ 110,160							110,160
Shares issued for service, shares		40,000
Detachable warrant and beneficial conversion feature in connection with Convertible note (Note 13)			[1]	113,526					113,526
Non-employee Stock options and warrants issued for service			[1]	59,462					59,462
Issuance of detachable warrant along with convertible note (Note 13)			[1]	11,126					11,126
Net (loss) income for the year			[1]			(3,582,332)		(11,929)	(3,594,261)
Foreign currency translation (loss) gain			[1]				(195,314)	5,444	(189,873)
Employee Stock Incentive			[1]	494,315					494,315
Employee Stock Incentive, shares	[1]
Balance at Dec. 31, 2019		$ 126,257,156	[1]	16,461,333	14,044,269	(174,517,769)	23,022,845	9,340,551	14,608,385
Balance, shares at Dec. 31, 2019	[1]	7,000,027
Stock-based payment for consulting fee (Note 16)		$ 327,674	[1]	84,586					412,260
Stock-based payment for consulting fee (Note 16), shares	[1]	104,887
Exercise of non-employee warrants		$ 74,539	[1]	(74,539)
Exercise of non-employee warrants, shares	[1]	18,144
Exercise of Employee Stock Options (Note 16)		$ 1,305,577	[1]	(1,305,577)
Exercise of Employee Stock Options (Note 16), shares	[1]	72,414
Conversion of convertible notes (Note 16)		$ 2,065,693	[1]	(217,360)					1,848,333
Conversion of convertible notes (Note 16), shares	[1]	767,527
Insurance of common stock for financing (Note 16)		$ 1,151,738	[1]						1,151,738
Insurance of common stock for financing (Note 16), shares	[1]	507,936
Detachable warrant and beneficial conversion feature in connection with Convertible note (Note 13)			[1]	462,280					462,280
Net (loss) income for the year			[1]			(17,694,775)		(636,433)	(18,331,208)
Round-up of fractional shares in connection with 6:1 reverse stock split		2,911	[1]
Foreign currency translation (loss) gain			[1]				589,568	(63,247)	526,321
Employee Stock Incentive		$ 65,410	[1]	232,681					298,091
Employee Stock Incentive, shares	[1]	13,110
Balance at Dec. 31, 2020		$ 131,247,787	[1]	$ 15,643,404	$ 14,044,269	$ (192,212,544)	$ 23,612,413	$ 8,640,871	$ 976,200
Balance, shares at Dec. 31, 2020	[1]	8,486,956

[1]	On July 30, 2020, the Company implemented a one-for-six reverse stock split of the Company's issued and outstanding ordinary shares. Except shares authorized, all references to number of shares, and to per share information in the consolidated financial statements have been retroactively adjusted.